CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL AND NON-CASH FINANCING ACTIVITIES (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
SUPPLEMENTAL INFORMATION:
Interest paid	$ 12,736	$ 13,953	$ 14,077
Income taxes paid	158,145	274,616	167,043
NON-CASH INVESTING ACTIVITIES
Capital expenditures included in accounts payable	3,178	3,185	3,256
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 10,978	$ 9,282	$ 7,487